INVESTMENTS IN ASSOCIATES - Narrative (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Oct. 23, 2023 CAD ($)	Dec. 22, 2021 CAD ($)	Sep. 12, 2018 CAD ($) tranches $ / shares	Sep. 12, 2018 $ / shares shares	Sep. 30, 2024 CAD ($) director amendment	Oct. 23, 2020 CAD ($)
Disclosure of associates [line items]
Number of tranches | tranches			3
CBD supply agreement (in years)					10 years
Convertible debentures advances, transaction costs	$ 124
Impairment loss					$ (4,773)
HYASYNTH BIOLOGICALS INC.
Disclosure of associates [line items]
Purchase of interests in associates		$ 10,000	$ 10,000
Participating share		49.90%		49.90%	48.30%
Ability to purchase up to annual cannabinoid or cannabinoid related production					100.00%
Percentage of discount agreed upon wholesale market price for period of ten years					10.00%
Convertible debentures receivable, face value					$ 5,000
Potential proportion of ownership interest in associate					8.00%
Convertible debentures, conversion price | $ / shares			$ 40	$ 40
Convertible debentures total number of shares available upon conversion | shares				125,000
Advance given as convertible debentures		$ 2,500				$ 2,500
Number of nominee directors | director					2
Number of amendments entered into | amendment					2
Number of days written notice to convert debentures					30 days
Recoverable amount					$ 0
Impairment loss					$ (4,773)